Pension commitments, Defined Benefit (Details) $ in Thousands		12 Months Ended	18 Months Ended
	Sep. 01, 2017 Plan	Apr. 30, 2017 USD ($) Plan	Oct. 31, 2018 USD ($) Country Plan
Within non-current assets [Abstract]
Long-term pension assets | $		$ 22,031	$ 16,678
Within non-current liabilities [Abstract]
Retirement benefit obligations | $		$ (30,773)	$ (110,351)
Number of defined benefit plans added	27
Number of defined benefit plans			30
Number of countries under defined benefit plans | Country			10
Number of plans sponsored			13
SUSE [Member]
Within non-current assets [Abstract]
Long-term pension assets | $			$ 1,543
Within non-current liabilities [Abstract]
Retirement benefit obligations | $			$ (5,530)
Germany [Member]
Within non-current liabilities [Abstract]
Number of defined benefit plans		4
Germany [Member] | SUSE [Member]
Within non-current liabilities [Abstract]
Number of defined benefit plans		1